Related party transactions and balances (Details 1) - SGD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
WIS Holdings Pte Ltd
Sales to related party	$ 78,356	$ 0
Campaign Complete Solutions Pte Ltd
Sales to related party	56,105	77,852
Weishen Industrial Services Pte Ltd
Sales to related party	$ 425,981	$ 3,392,454